Borrowings and Debentures (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Short-term borrowings
(1)	Short-term borrowings as of December 31, 2021 and 2020 are as follows:

(In millions of won)
	Lender	Annual interest rate (%)	December 31, 2021		December 31, 2020
Short-term borrowings	Citibank	2.45	￦	—	50,000
	KEB Hana Bank(*1,3)	FTP 1M +1.01		—	27,000
	KEB Hana Bank(*2,3)	6M financial I (bank) + 1.59		—	5,000
	Shinhan Bank(*2,3)	6M financial I (bank) + 1.35		—	15,000
	Hana Financial Investment Co., Ltd.	4.20		4,642	4,642
	DB Financial Investment Co., Ltd.	4.00		2,785	2,785
	Shinhan Financial Investment Co., Ltd.	4.20		5,571	5,571

			￦	12,998	109,998

(*1)	1M FTP rate is 1.14% as of December 31, 2020.

(*2)	6M financial I (bank) rate is 0.92% as of December 31, 2020.

(*3)	Transferred to the spin-off company for the year ended December 31, 2021.

Long-term borrowings
(2) Long-term borrowings as of December 31, 2021 and 2020 are as follows:

(In millions of won and thousands of other currencies)
Lender	Annual interest rate (%)	Maturity	December 31, 2021		December 31, 2020
Korea Development Bank(*1)	3M CD + 0.61	Dec. 20, 2021	￦	—	12,250
Korea Development Bank(*1,2)	3M CD + 0.71	Dec. 21, 2022		12,500	25,000
Korea Development Bank(*3)	1.87	Feb. 10, 2026		50,000	—
Credit Agricole CIB(*1,4)	3M CD + 0.82	Dec. 14, 2023		25,000	37,500
Export Kreditnamnden(*5)	1.70	Apr. 29, 2022		6,746 (USD 5,690)	18,726 (USD 17,211)
Shinhan Bank and others(*6)	3.20	Oct. 5, 2025		—	1,950,000
UBS(*6)	0.00	Mar. 28, 2025		—	617 (CHF 500)
FAE(*6)	0.00	May 7, 2025		—	617 (CHF 500)
Mizuho bank, Ltd.	1.35	May 20, 2024		100,000	—
DBS bank Ltd.	1.32	May 28, 2024		200,000	—

				394,246	2,044,710
Less present value discount				(59)	(15,786)

				394,187	2,028,924
Less current installments				(41,065)	(49,663)

			￦	353,122	1,979,261

(*1)	3M CD rate are 1.29% and 0.66% as of December 31, 2021 and 2020, respectively.

(*2)	The long-term borrowings are to be repaid by installments on an annual basis from 2018 to 2022.

(*3)	The long-term borrowings are to be repaid by installments on an annual basis from 2022 to 2026.

(*4)	The long-term borrowings are to be repaid by installments on an annual basis from 2020 to 2023.

(*5)	The long-term borrowings are to be repaid by installments on an annual basis from 2014 to 2022.

(*6)	Transferred to the spin-off company for the year ended December 31, 2021.

Debentures
(3)	Debentures as of December 31, 2021 and 2020 are as follows:

(In millions of won and thousands of U.S. dollars)
	Purpose	Maturity	Annual interest rate (%)	December 31, 2021		December 31, 2020
Unsecured corporate bonds	Operating fund	2021	4.22	￦	—	190,000
Unsecured corporate bonds	Operating and refinancing fund	2022	3.30		140,000	140,000
Unsecured corporate bonds		2032	3.45		90,000	90,000
Unsecured corporate bonds	Operating fund	2023	3.03		230,000	230,000
Unsecured corporate bonds		2033	3.22		130,000	130,000
Unsecured corporate bonds		2024	3.64		150,000	150,000
Unsecured corporate bonds	Refinancing fund	2021	2.66		—	150,000
Unsecured corporate bonds		2024	2.82		190,000	190,000
Unsecured corporate bonds	Operating and refinancing fund	2022	2.40		100,000	100,000
Unsecured corporate bonds		2025	2.49		150,000	150,000

(In millions of won and thousands of U.S. dollars)
	Purpose	Maturity	Annual interest rate (%)	December 31, 2021	December 31, 2020
Unsecured corporate bonds		2030	2.61	50,000	50,000
Unsecured corporate bonds	Operating fund	2025	2.66	70,000	70,000
Unsecured corporate bonds		2030	2.82	90,000	90,000
Unsecured corporate bonds	Operating and refinancing fund	2025	2.55	100,000	100,000
Unsecured corporate bonds		2035	2.75	70,000	70,000
Unsecured corporate bonds	Operating fund	2021	1.80	—	100,000
Unsecured corporate bonds		2026	2.08	90,000	90,000
Unsecured corporate bonds		2036	2.24	80,000	80,000
Unsecured corporate bonds		2021	1.71	—	50,000
Unsecured corporate bonds		2026	1.97	120,000	120,000
Unsecured corporate bonds		2031	2.17	50,000	50,000
Unsecured corporate bonds	Refinancing fund	2022	2.17	120,000	120,000
Unsecured corporate bonds		2027	2.55	100,000	100,000
Unsecured corporate bonds	Operating and refinancing fund	2032	2.65	90,000	90,000
Unsecured corporate bonds	Operating and refinancing fund	2022	2.63	80,000	80,000
Unsecured corporate bonds	Refinancing fund	2027	2.84	100,000	100,000
Unsecured corporate bonds		2021	2.57	—	110,000
Unsecured corporate bonds		2023	2.81	100,000	100,000
Unsecured corporate bonds		2028	3.00	200,000	200,000
Unsecured corporate bonds		2038	3.02	90,000	90,000
Unsecured corporate bonds	Operating and refinancing fund	2021	2.10	—	100,000
Unsecured corporate bonds		2023	2.33	150,000	150,000
Unsecured corporate bonds		2038	2.44	50,000	50,000
Unsecured corporate bonds	Operating fund	2022	2.03	180,000	180,000
Unsecured corporate bonds		2024	2.09	120,000	120,000
Unsecured corporate bonds		2029	2.19	50,000	50,000
Unsecured corporate bonds		2039	2.23	50,000	50,000
Unsecured corporate bonds	Operating and refinancing fund	2022	1.40	120,000	120,000
Unsecured corporate bonds		2024	1.49	60,000	60,000
Unsecured corporate bonds		2029	1.50	120,000	120,000
Unsecured corporate bonds		2039	1.52	50,000	50,000
Unsecured corporate bonds		2049	1.56	50,000	50,000
Unsecured corporate bonds	Operating fund	2022	1.69	230,000	230,000
Unsecured corporate bonds		2024	1.76	70,000	70,000
Unsecured corporate bonds		2029	1.79	40,000	40,000
Unsecured corporate bonds		2039	1.81	60,000	60,000
Unsecured corporate bonds	Operating and refinancing fund	2023	1.64	170,000	170,000
Unsecured corporate bonds	Operating fund	2025	1.75	130,000	130,000
Unsecured corporate bonds		2030	1.83	50,000	50,000
Unsecured corporate bonds		2040	1.87	70,000	70,000

(In millions of won and thousands of U.S. dollars)
	Purpose	Maturity	Annual interest rate (%)	December 31, 2021	December 31, 2020
Unsecured corporate bonds	Refinancing fund	2025	1.40	140,000	140,000
Unsecured corporate bonds		2030	1.59	40,000	40,000
Unsecured corporate bonds		2040	1.76	110,000	110,000
Unsecured corporate bonds	Refinancing fund	2024	1.17	80,000	—
Unsecured corporate bonds		2026	1.39	80,000	—
Unsecured corporate bonds		2031	1.80	50,000	—
Unsecured corporate bonds		2041	1.89	100,000	—
Unsecured corporate bonds	Refinancing fund	2024	2.47	90,000	—
Unsecured corporate bonds		2026	2.69	70,000	—
Unsecured corporate bonds		2041	2.68	40,000	—
Unsecured corporate bonds(*1)	Operating and refinancing fund	2021	1.77	—	120,000
Unsecured corporate bonds(*1)	Operating fund	2022	2.26	150,000	150,000
Unsecured corporate bonds(*1)	Operating and refinancing fund	2022	2.70	140,000	140,000
Unsecured corporate bonds(*1)		2021	2.59	—	70,000
Unsecured corporate bonds(*1)		2023	2.93	80,000	80,000
Unsecured corporate bonds(*1)	Refinancing fund	2022	2.00	50,000	50,000
Unsecured corporate bonds(*1)		2024	2.09	160,000	160,000
Unsecured corporate bonds(*1)	Operating and refinancing fund	2022	1.71	80,000	80,000
Unsecured corporate bonds(*1)		2024	1.71	100,000	100,000
Unsecured corporate bonds(*1)		2026	1.86	50,000	50,000
Unsecured corporate bonds(*1)	Refinancing fund	2023	1.48	100,000	100,000
Unsecured corporate bonds(*1)	Operating and refinancing fund	2025	1.64	100,000	100,000
Unsecured corporate bonds(*1)	Refinancing fund	2025	1.41	160,000	160,000
Unsecured corporate bonds(*1)	Refinancing fund	2024	1.69	100,000	—
Private placement corporate bonds(*2)	Operating fund	2023	—	—	6,292
Private placement corporate bonds(*2)	Operating fund	2023	—	—	6,222
Private placement corporate bonds(*2)	Operating fund	2023	—	—	6,168
Private placement corporate bonds(*2)	Operating fund	2023	—	—	6,100

(In millions of won and thousands of U.S. dollars)
	Purpose	Maturity	Annual interest rate (%)	December 31, 2021		December 31, 2020
Unsecured global bonds	Operating fund	2027	6.63		474,200 (USD 400,000)	435,200 (USD 400,000)
Unsecured global bonds		2023	3.75		592,750 (USD 500,000)	544,000 (USD 500,000)
Unsecured global bonds(*1)	Refinancing fund	2023	3.88		355,650 (USD 300,000)	326,400 (USD 300,000)
Floating rate notes(*3)	Operating fund	2025	3M LIBOR + 0.91		355,650 (USD 300,000)	326,400 (USD 300,000)

					8,448,250	8,606,782
Less discounts on bonds					(21,567)	(27,039)

					8,426,683	8,579,743
Less current installments of bonds					(1,389,259)	(889,574)

				￦	7,037,424	7,690,169

(*1)	Unsecured corporate bonds were issued by SK Broadband Co., Ltd., a subsidiary of the Parent Company.

(*2)	Transferred to the spin-off company for the year ended December 31, 2021.

(*3)	3M LIBOR rates are 0.21% and 0.24% as of December 31, 2021 and 2020, respectively.